Trade and other receivables - Schedule of Trade and Other Receivables (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Trade And Other Receivables [Line Items]
Current tax receivable	$ 12	$ 48
Other accounts receivable	311	266
Total trade and other receivables	4,031	4,138
Trade receivables
Disclosure Of Trade And Other Receivables [Line Items]
Current	3,959	4,102
Allowance for revenue adjustments
Disclosure Of Trade And Other Receivables [Line Items]
Current	(145)	(160)
Allowance for doubtful accounts
Disclosure Of Trade And Other Receivables [Line Items]
Current	(118)	(129)
Commodity taxes receivable
Disclosure Of Trade And Other Receivables [Line Items]
Current	$ 12	$ 11